Related Party Transactions Other Than Board Compensation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Executive Board and Supervisory Board Members
Related Party Transactions Other Than Board Compensation
Revenue from rendering of services	€ 0	€ 0
Companies controlled by members of the Supervisory Board Member
Related Party Transactions Other Than Board Compensation
Sale of products and services	2	3
Purchase of products and services	4	2
Sponsoring and other financial support	3	4
Amount owed to related parties	0	0
Amount owed from related parties	€ 0	0
Term of commitments	2 years
Commitments made by the entity	€ 6	10
Supervisory Board Members
Related Party Transactions Other Than Board Compensation
Amount owed to related parties	0	0
Services received	2	2
Associated entities
Related Party Transactions Other Than Board Compensation
Sale of products and services	6	2
Purchase of products and services	37	0
Amount owed to related parties	15	0
Amount owed from related parties	€ 4	€ 0